Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities from the Discontinued Operations

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of January 1, 2025 is as follow.

RMB
Consideration	30,240

As of January 1, 2025
Assets	RMB
Cash and cash equivalents and restricted cash	88,579
Short term investments	52,025
Accounts receivable	85,721
Other receivables	50,668
Other current assets	9,211
Property, plant, and equipment, net	7,306
Goodwill	126,941
Other non-current assets	6,237
Right of use asset	14,032
Total assets	440,720

Liabilities
Other payable and accrued expenses	130,551
Accrued payroll	41,846
Income tax payable	10,104
Operating lease liabilities	13,538
Deferred tax liabilities	3,929
Total liabilities	199,968
Total net assets of the Disposal Group	240,752
Less: Non-controlling interest of the Disposal Group	(86,801)
Net assets of the Disposal Group contributable to the Group	153,951
Loss on disposal of the Disposal Group	(123,711)

The assets and liabilities for discontinued operations of the Disposal Group comprised the following items as of June 30, 2024:

As of June 30, 2024
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	75,407
Short term investments	10,015
Accounts receivable and contract assets	84,759
Other receivables	15,443
Other current assets	9,430
Total current assets	195,054
Non-current assets for discontinued operations
Restricted bank deposit - non-current	1,527
Property, plant, and equipment, net	7,195
Goodwill	126,941
Deferred tax assets	5,000
Other non-current assets	6,619
Right of use asset	17,038
Total non-current assets	164,320
Total assets	359,374

Current liabilities for discontinued operations
Other payable and accrued expenses	10,198
Accrued payroll	37,980
Current operating lease liabilities	6,962
Income tax payable	7,840
Total	62,980

Non-current liabilities for discontinued operations
Non-current operating lease liability	9,098
Deferred tax liabilities	1,555
Other liabilities	3,923
Total	14,576
Total liabilities	77,556
Total net assets of the Disposal Group	281,818

The condensed cash flows of Disposal Group were as follows for the fiscal year ended June 30, 2024 and 2025:

	Years ended June 30,
	2024	2025
	RMB	RMB
Net cash (used in) generated from operating activities	(16,087)	4,653
Net cash (used in) generated from investing activities	44,252	(43,798)
Net cash (used in) generated from financing activities	(29,500)	52,318

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal year ended June 30, 2024 and 2025 is as follow:

	Years ended June 30,
	2024	2025
	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	222,114	254,940
Operating costs	(147,333)	(165,752)
Selling expenses	(51,203)	(53,087)
General and administrative expenses	(20,881)	(27,523)
Investment income	366	(366)
Interest income, net	368	277
Others, net	(332)	316
Gain(loss) from discontinued operations, before income tax	3,099	8,805
Income tax (expense) benefit	581	(7,341)
Share of gain (loss) of affiliates	97	(97)
Net income from discontinued operations	3,777	1,367

	Years ended June 30,
	2024	2025
	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	1,706	1,597
Impairment loss	-	126,941
Loss on disposal of property and equipment	96	186
Significant investing activities:
Purchase of property, plant and equipment	(550)	(3,297)
Proceeds from disposal of property and equipment	269	1,509